Exhibit 99.1                                                               EXHIBIT C to the Supplement to PSA
CLASS A CUSIP             55262TCB7
CLASS B CUSIP             55262TCC5

                                    MONTHLY CERTIFICATEHOLDERS' STATEMENT

                                                SERIES 1997-B

                                         BA CREDIT CARD FUNDING, LLC

                                        BA MASTER CREDIT CARD TRUST II

                _______________________________________________________________________________

                                   MONTHLY PERIOD ENDING FEBRUARY 29, 2008

                _______________________________________________________________________________

The information which is required to be prepared with respect to the Distribution Date of March 17, 2008, and with respect to the performance of the Trust during the month of February, 2008 is set forth below.

Capitalized terms used in this statement have their respective meanings set forth in the Second Amended and
Restated Pooling and Servicing Agreement.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission ("SEC"):

Series 1997-B Supplement to the Second Amended           Included in Exhibit 4.1 to FIA's Form 8-K
and Restated Pooling and Servicing Agreement             filed with the SEC on May 14, 1997
relating to the Collateral Certificate

Second Amended and Restated Pooling and                  Included in BA CREDIT CARD FUNDING, LLC Form
Servicing Agreement dated as of October 20, 2006         8-K filed with the SEC on October 20, 2006

A.    In accordance with Article IV of the Second Amended and Restated Pooling and Servicing Agreement,
      Allocations of Collections of Finance Charge Receivables and Principal Receivables for each Series shall be applied in the priority described in the two charts below. These charts are only an overview of the application and priority of payments of Collections of Finance Charge Receivables and Principal
      Receivables. For a more detailed description, please see the Second Amended and Restated Pooling and
      Servicing Agreement and the Series 1997-B Supplement previously filed by the Registrant with the SEC.

                       Allocations of Collections of Finance Charge Receivables

                          Allocations of Collections of Principal Receivables

B.     Information Regarding the Current Monthly Distribution (Stated on the Basis of $1,000 Original
       Certificate Principal Amount).

       1.   The amount of distribution in respect of Class A Monthly
            Principal                                                            $                    0.000000
                                                                              _________________________________

       2.   The amount of distribution in respect of Class B Monthly
            Principal                                                            $                    0.000000
                                                                              _________________________________

       3.   The amount of distribution in respect of Class C Monthly
            Principal                                                            $                    0.000000
                                                                               _________________________________

       4.   The amount of distribution in respect of Class A Monthly
            Interest                                                             $                    2.825521
                                                                               _________________________________

       5.   The amount of distribution in respect of Class A Deficiency
            Amounts                                                              $                    0.000000
                                                                              _________________________________

       6.   The amount of distribution in respect of Class A Additional
            Interest                                                             $                    0.000000
                                                                              _________________________________

       7.   The amount of distribution in respect of Class B Monthly
            Interest                                                             $                    2.989132
                                                                              _________________________________

       8.   The amount of distribution in respect of Class B Deficiency
            Amounts                                                              $                    0.000000
                                                                              _________________________________

       9.   The amount of distribution in respect of Class B Additional
            Interest                                                             $                    0.000000
                                                                              _________________________________

       10.  The amount of distribution in respect of Class C Monthly
            Interest                                                             $                    3.505799
                                                                              _________________________________

       11.  The amount of distribution in respect of Class C Deficiency
            Amounts                                                              $                    0.000000
                                                                              _________________________________

       12.  The amount of distribution in respect of Class C Additional
            Interest                                                             $                    0.000000
                                                                              _________________________________

C.     Information Regarding the Performance of the Trust

       1.   Collection of Principal Receivables

            (a)   The aggregate amount of Collections of Principal
                  Receivables processed during the related Monthly Period
                  which were allocated in respect of the Class A
                  Certificates                                                   $              127,816,981.87
                                                                              _________________________________

            (b)   The aggregate amount of Collections of Principal
                  Receivables processed during the related Monthly Period
                  which were allocated in respect of the Class B
                  Certificates                                                   $               11,277,968.00
                                                                              _________________________________

            (c)   The aggregate amount of Collections of Principal
                  Receivables processed during the related Monthly Period
                  which were allocated in respect of the Class C Interest        $               11,277,968.00
                                                                              _________________________________

       2.   Principal Receivables in the Trust

            (a)   The aggregate amount of Principal Receivables in the
                  Trust as of the end of the day on the last day of the
                  related Monthly Period                                         $           99,421,454,419.62
                                                                              _________________________________

            (b)   The amount of Principal Receivables in the Trust
                  represented by the Investor Interest of Series 1997-B as
                  of the end of the day on the last day of the related
                  Monthly Period                                                 $            1,000,000,000.00
                                                                              _________________________________

            (c)   The amount of Principal Receivables in the Trust
                  represented by the Adjusted Investor Interest of Series
                  1997-B as of the end of the day on the last day of the
                  related Monthly Period                                         $            1,000,000,000.00
                                                                              _________________________________

            (d)   The amount of Principal Receivables in the Trust
                  represented by the Class A Investor Interest as of the
                  end of the day on the last day of the related Monthly
                  Period                                                         $              850,000,000.00
                                                                              _________________________________

            (e)   The amount of Principal Receivables in the Trust
                  represented by the Class A Adjusted Investor Interest as
                  of the end of the day on the last day of the related
                  Monthly Period                                                 $              850,000,000.00
                                                                              _________________________________

            (f)   The amount of Principal Receivables in the Trust
                  represented by the Class B Investor Interest as of the
                  end of the day on the last day of the related Monthly
                  Period                                                         $               75,000,000.00
                                                                              _________________________________

            (g)   The amount of Principal Receivables in the Trust
                  represented by the Class B Adjusted Investor Interest as
                  of the end of the day on the last day of the related
                  Monthly Period                                                 $               75,000,000.00
                                                                               _________________________________

            (h)   The amount of Principal Receivables in the Trust
                  represented by the Class C Interest as of the end of the
                  day on the last day of the related Monthly Period              $               75,000,000.00
                                                                              _________________________________

            (i)   The amount of Principal Receivables in the Trust
                  represented by the Class C Adjusted Investor Interest as
                  of the end of the day on the last day of the related
                  Monthly Period                                                 $               75,000,000.00
                                                                              _________________________________

            (j)   The Floating Investor Percentage with respect to the
                  period:

                  February 1, 2008 through February 29, 2008
                                                                                                         0.99%
                                                                                    ___________________________

            (k)   The Class A Floating Allocation with respect to the
                  related Monthly Period                                                                 0.850
                                                                                    ___________________________

            (l)   The Class B Floating Allocation with respect to the
                  related Monthly Period                                                                 0.075
                                                                                    ___________________________

            (m)   The Class C Floating Allocation with respect to the
                  related Monthly Period                                                                 0.075
                                                                                    ___________________________

            (n)   The Fixed Investor Percentage with respect to the related
                  Monthly Period                                                                           N/A
                                                                                    ___________________________

            (o)   The Class A Fixed Allocation with respect to the related
                  Monthly Period                                                                           N/A
                                                                                    ___________________________

            (p)   The Class B Fixed Allocation with respect to the related
                  Monthly Period                                                                           N/A
                                                                                    ___________________________

            (q)   The Class C Fixed Allocation with respect to the related
                  Monthly Period                                                                           N/A
                                                                                    ___________________________

       3.   Shared Principal Collections

            The aggregate amount Shared Principal Collections allocated to:

                                                                                    ___________________________

            Total                                                                $                        0.00
                                                                              _________________________________

       4.   Delinquent Balances

            The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

                                                        Percentage                          Aggregate
                                                         of Total                            Account
                                                       Receivabiles                           Balance

            (a)   30 -  59 days:                                1.65%            $            1,659,311,938.43
                                                     _________________        _________________________________

            (b)   60 -  89 days:                                1.24%            $            1,249,337,896.66
                                                    _________________        _________________________________

            (c)   90 - 119 days:                                1.01%            $            1,016,015,578.47
                                                    _________________        _________________________________

            (d)   120 - 149 days:                               0.92%            $              929,862,179.46
                                                    _________________        _________________________________

            (e)   150 - 179 days:                               0.97%            $              982,905,557.62
                                                    _________________        _________________________________

            (f)   180 - or more days:                           0.00%            $                3,418,173.83
                                                    _________________        _________________________________

                                             Total:             5.79%            $            5,840,851,324.47
                                                    _________________        _________________________________

     5.   Investor Default Amount

          (a)   The Aggregate Investor Default Amount for the related
                Monthly Period                                                   $                5,034,184.27
                                                                            ___________________________________

          (b)   The Class A Investor Default Amount for the related Monthly
                Period                                                           $                4,279,056.69
                                                                            ___________________________________

          (c)   The Class B Investor Default Amount for the related Monthly
                Period                                                           $                  377,563.79
                                                                            ___________________________________

          (d)   The Class C Default Amount for the related Monthly Period        $                  377,563.79
                                                                            ___________________________________

     6.   Investor Charge Offs

          (a)   The aggregate amount of Class A Investor Charge Offs for
                the related Monthly Period                                       $                        0.00
                                                                            ___________________________________

          (b)   The aggregate amount of Class A Investor Charge Offs set
                forth in 6 (a) above per $1,000 of original certificate
                principal amount                                                 $                        0.00
                                                                            ___________________________________

          (c)   The aggregate amount of Class B Investor Charge Offs for
                the related Monthly Period                                       $                        0.00
                                                                            ___________________________________

          (d)   The aggregate amount of Class B Investor Charge Offs set
                forth in 6 (c) above per $1,000 of original certificate
                principal amount                                                 $                        0.00
                                                                            ___________________________________

          (e)   The aggregate amount of Class C Investor Charge Offs for
                the related Monthly Period                                       $                        0.00
                                                                            ___________________________________

          (f)   The aggregate amount of Class C Investor Charge Offs set
                forth in 6 (e) above per $1,000 of original certificate
                principal amount                                                 $                        0.00
                                                                            ___________________________________

          (g)   The aggregate amount of Class A Investor Charge Offs
                reimbursed on the Transfer Date immediately preceding this
                Distribution Date                                                $                        0.00
                                                                             ___________________________________

          (h)   The aggregate amount of Class A Investor Charge Offs set
                forth in 6 (g) above per $1,000 original certificate
                principal amount reimbursed on the Transfer Date
                immediately preceding this Distribution Date                     $                        0.00
                                                                            ___________________________________

          (i)   The aggregate amount of Class B Investor Charge Offs
                reimbursed on the Transfer Date immediately preceding this
                Distribution Date                                                $                        0.00
                                                                            ___________________________________

          (j)   The aggregate amount of Class B Investor Charge Offs set
                forth in 6 (i) above per $1,000 original certificate
                principal amount reimbursed on the Transfer Date
                immediately preceding this Distribution Date                     $                        0.00
                                                                            ___________________________________

          (k)   The aggregate amount of Class C Investor Charge Offs
                reimbursed on the Transfer Date immediately preceding this
                Distribution Date                                                $                        0.00
                                                                            ___________________________________

          (l)   The aggregate amount of Class C Investor Charge Offs set
                forth in 6 (k) above per $1,000 original certificate
                principal amount reimbursed on the Transfer Date
                immediately preceding this Distribution Date                     $                        0.00
                                                                            ___________________________________

     7.   Investor Servicing Fee

          (a)   The amount of the Class A Servicing Fee payable by the
                Trust to the Servicer for the related Monthly Period             $                  885,416.67
                                                                            ___________________________________

          (b)   The amount of the Class B Servicing Fee payable by the
                Trust to the Servicer for the related Monthly Period             $                   78,125.00
                                                                            ___________________________________

          (c)   The amount of the Class C Servicing Fee payable by the
                Trust to the Servicer for the related Monthly Period             $                   78,125.00
                                                                            ___________________________________

          (d)   The amount of Servicer Interchange payable by the Trust to
                the Servicer for the related Monthly Period                      $                  625,000.00
                                                                            ___________________________________

     8.   Reallocations

          (a)   The amount of Reallocated Class C Principal Collections
                with respect to this Distribution Date                           $                        0.00
                                                                            ___________________________________

          (b)   The amount of Reallocated Class B Principal Collections
                with respect to this Distribution Date                           $                        0.00
                                                                            ___________________________________

          (c)   The Class C Investor Interest as of the close of business
                on this Distribution Date                                        $               75,000,000.00
                                                                            ___________________________________

          (d)   The Class C Adjusted Investor Interest as of the close of
                business on this Distribution Date                               $               75,000,000.00
                                                                             ___________________________________

          (e)   The Class B Investor Interest as of the close of business
                on this Distribution Date                                        $               75,000,000.00
                                                                            ___________________________________

          (f)   The Class B Adjusted Investor Interest as of the close of
                business on this Distribution Date                               $               75,000,000.00
                                                                            ___________________________________

          (g)   The Class A Investor Interest as of the close of business
                on this Distribution Date                                        $              850,000,000.00
                                                                            ___________________________________

          (h)   The Class A Adjusted Investor Interest as of the close of
                business on this Distribution Date                               $              850,000,000.00
                                                                            ___________________________________

     9.   Principal Funding Account

          (a)   The principal amount on deposit in the Principal Funding
                Account on the related Transfer Date (after taking into
                account deposits on such date but prior to withdrawals)          $                        0.00
                                                                            ___________________________________

          (b)   The Accumulation Shortfall with respect to the related
                Monthly Period                                                   $                        0.00
                                                                            ___________________________________

          (c)   The Principal Funding Investment Proceeds deposited in the
                Finance Charge Account on the related Transfer Date to be
                treated as Class A Available Funds                               $                        0.00
                                                                            ___________________________________

          (d)   The Principal Funding Investment Proceeds deposited in the
                Finance Charge Account on the related Transfer Date to be
                treated as Class B Available Funds                               $                        0.00
                                                                            ___________________________________

          (e)   The Principal Funding Investment Proceeds deposited in the
                Finance Charge Account on the related Transfer Date to be
                treated as Class C Available Funds                               $                        0.00
                                                                            ___________________________________

     10.  Reserve Account

          (a)   The Reserve Draw Amount on the related Transfer Date             $                        0.00
                                                                            ___________________________________

          (b)   The amount of the Reserve Draw Amount deposited in the
                Finance Charge Account on the related Transfer Date              $                        0.00
                                                                            ___________________________________

          (c)   The amount of the Reserve Draw Amount deposited in the
                Finance Charge Account on the related Transfer Date to be
                treated as Class A Available Funds                               $                        0.00
                                                                            ___________________________________

          (d)   The amount of the Reserve Draw Amount deposited in the
                Finance Charge Account on the related Transfer Date to be
                treated as Class B Available Funds                               $                        0.00
                                                                            ___________________________________

          (e)   The amount of the Reserve Draw Amount deposited in the
                Finance Charge Account on the related Transfer Date to be
                treated as Class C Available Funds                               $                        0.00
                                                                             ___________________________________

     11.  Available Funds

          (a)   The amount of Class A Available Funds on deposit in the
                Finance Charge Account on the related Transfer Date              $               12,896,763.93
                                                                            ___________________________________

          (b)   The amount of Class B Available Funds on deposit in the
                Finance Charge Account on the related Transfer Date              $                1,137,949.80
                                                                            ___________________________________

          (c)   The amount of Class C Available Funds on deposit in the
                Finance Charge Account on the related Transfer Date              $                1,137,949.80
                                                                            ___________________________________

     12.  Collection of Finance Charge Receivables

          (a)   The aggregate amount of Collections of Finance Charge
                Receivables processed during the related Monthly Period,
                allocated in respect of the Class A Certificates                 $               13,428,013.93
                                                                            ___________________________________

          (b)   The aggregate amount of Collections of Finance Charge
                Receivables processed during the related Monthly Period
                which were allocated in respect of the Class B Certificates      $                1,184,824.80
                                                                            ___________________________________

          (c)   The aggregate amount of Collections of Finance Charge
                Receivables processed during the related Monthly Period
                which were allocated in respect of the Class C Interests         $                1,184,824.80
                                                                            ___________________________________

     13.  Portfolio Yield

          (a)   The Portfolio Yield for the related Monthly Period                                      12.92%
                                                                                  _____________________________

          (b)   The Portfolio Adjusted Yield                                                             6.16%
                                                                                  _____________________________

D.   LIBOR Determinations

      LIBOR rates for the Interest Period of
           February 15, 2008 to March 16, 2008:                                                       3.12125%
                                                                                  _____________________________

                                          FIA CARD SERVICES, NATIONAL ASSOCIATION,
                                          Servicer

                                          By: /s/ Teresa R. Thomas

                                          Name:   Teresa R. Thomas
                                          Title:  Vice President